Share Capital (Details)																				1 Months Ended		6 Months Ended		12 Months Ended
	May 24, 2024 USD ($) $ / shares shares	May 21, 2024	May 20, 2024 USD ($) $ / shares shares	May 17, 2024 USD ($) $ / shares shares	Mar. 05, 2024 USD ($) $ / shares shares	Mar. 04, 2024 USD ($) $ / shares shares	Feb. 01, 2024 USD ($) $ / shares shares	Oct. 11, 2023 USD ($) shares	Aug. 14, 2023 USD ($) shares	Jul. 31, 2023 USD ($)	Jul. 26, 2023 USD ($) $ / shares shares	Jun. 06, 2023 USD ($) shares	May 02, 2023 USD ($) $ / shares shares	Jan. 26, 2023 USD ($) shares	Jan. 24, 2023 $ / shares	Sep. 22, 2022 USD ($) $ / shares	Sep. 21, 2022 USD ($) $ / shares	Aug. 11, 2022 USD ($) $ / shares	Apr. 22, 2022	Apr. 26, 2024 USD ($) shares	Mar. 27, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 01, 2024 $ / shares shares
Share Capital [Line Items]
Stock price (in Dollars per share) | $ / shares																						$ 2.5
Reverse stock split		1-for-40 Reverse Stock Split
Common shares issued (in Shares) | shares					9,197			21,997	14,554		3,518		15,931	10,526							77,186
Price per share (in Dollars per share) | $ / shares			$ 4.124	$ 4.124	$ 6.7488		$ 16.24														$ 4.868					$ 8.2176
Purchase of warrant (in Shares) | shares			301,440	543,923	9,325	9,049	36,575														1,246,805
Price per warrant (in Dollars per share) | $ / shares			$ 4.12	$ 4.12	$ 6.7448	$ 8.2136	$ 16.236														$ 4.864
Gross proceeds			$ 1,500,000	$ 2,500,000	$ 125,000	$ 150,000	$ 708,000														$ 5,000,000
Prefunded warrant exercised (in Dollars per share) | $ / shares			$ 0.004	$ 0.004	$ 0.004	$ 0.004	$ 0.004														$ 0.004
Prefunded warrant			$ 0	$ 0	$ 0	$ 0	$ 3,370														$ 0
Shares issued (in Shares) | shares																						9,325
Cancelled common shares (in Shares) | shares												515								296,875
Fair value									$ 314,384			$ 200,014	$ 528,315							$ 1,445,188
Number of ordinary shares issued (in Shares) | shares	376,570
Amount of gross consideration	$ 1,547,703
Expenses related to the RSUs as consulting fees	900,000																						$ 1,695,753
Debt settlement	647,703																					$ (60,449)	$ 10,422
Share issuance costs																						$ 584,914
Fair value of RSU													$ 707,352	$ 774,736
Fair value replacement to the cancelled shares issued											$ 86,137
Settle the principal amount									328,000
Overdue fees									$ 32,960
Conversion value										$ 360,960
Fair value option agreement								$ 431,149
Weighted average number of ordinary shares outstanding (in Shares) | shares																						944,167	100,732
General and administrative expenses																						$ 496,714	$ 236,111
Fair value of the granted RSUs																						$ 376,570
Corbo Capital Inc [Member]
Share Capital [Line Items]
Common shares issued (in Shares) | shares							7,021																			9,197
Shares issued (in Shares) | shares																						9,049
Univest Securities, LLC [Member]
Share Capital [Line Items]
Shares issued (in Shares) | shares																						1,246,805
DRNK Beverage Corp [Member]
Share Capital [Line Items]
Common shares issued (in Shares) | shares			62,285	62,285
Shares issued (in Shares) | shares																						543,923
ESOP [Member]
Share Capital [Line Items]
Shares issued (in Shares) | shares																						301,440
Restricted Stock Units [Member[
Share Capital [Line Items]
Expenses related to the RSUs as consulting fees	$ 900,000																					$ 389,945
Maximum percentage of issued share capital in qualifying ESOP incentives																						20.00%
Granted shares	376,570										3,518		15,931		10,526	750	2,472	515	6,201
General and administrative expenses																									$ 561,285
Vesting period																		3 days	36 months
Market price per share of RSUs granted (in Dollars per share) | $ / shares	$ 4.11										$ 24.48		$ 44.4		$ 73.6	$ 224	$ 242	$ 412
Fair value of the granted RSUs											$ 86,137		$ 179,037			$ 168,000	$ 598,321	$ 212,386				$ 1,547,703		$ 774,736
Exercised shares											3,518		15,931											10,526
Cancelled shares													11,899
ESOP [Member]
Share Capital [Line Items]
Common shares issued (in Shares) | shares													11,899
Ordinary shares [member]
Share Capital [Line Items]
Stock price (in Dollars per share) | $ / shares
Shares issued (in Shares) | shares																						36,575